OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 3,887	$ 1,701
Accrued royalties to the OCS		1,364
Foreign currency derivative contracts	78	1,006
Contingent consideration payable	1,088
Others	711	341
Total other payables and accrued expenses	$ 5,765	$ 4,412